Intellectual Property (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents
	November 30	August 31
	2020	2020
	$	$
Balance – beginning	292,000	265,127
Addition	5,775	33,645
Amortization*	(1,717)	(6,772)
Balance – ending	296,058	292,000

*The patents are amortized over their legal life of 20 years.

	August 31	August 31
	2020	2019
	$	$
Balance - Beginning	265,127	146,538
Addition	33,645	122,982
Amortization*	(6,772)	(4,393)
Balance - Ending	292,000	265,127
*The patents are amortized over their legal life of 20 years from the patent application’s filing date.